Sales And Trade Accounts Receivable	12 Months Ended
Sep. 30, 2012
Sales And Trade Accounts Receivable

6. SALES AND TRADE ACCOUNTS RECEIVABLE

Sales—The Company’s sales and receivables are concentrated in the aerospace industry. TransDigm’s customers include: distributors of aerospace components; commercial airlines, large commercial transport and regional and business aircraft OEMs; various armed forces of the United States and friendly foreign governments; defense OEMs; system suppliers; and various other industrial customers.

One customer accounted for approximately 13%, 14% and 14% of the Company’s net sales for the years ended September 30, 2012, 2011 and 2010, respectively. Export sales to customers, primarily in Western Europe, Canada and Asia, were $508.8 million during fiscal 2012, $305.5 million during fiscal 2011 and $170.6 million during fiscal 2010.

Information concerning the Company’s net sales by its major product offerings is as follows for the periods indicated below (in thousands):

	Years Ended September 30,
	2012	2011	2010
Ignition systems, engine sensors, harnesses and related components	$199,972	$153,919	$111,834
Engineered latching and locking devices	196,064	150,111	33,746
Mechanical/electro-mechanical actuators and controls	176,448	168,530	124,574
Rods and locking devices	129,221	99,556	31,438
Specialized valves	118,368	102,664	95,946
AC/DC electric motors and generators	101,173	84,213	57,410
Engineered decorative laminates	97,906	7,253	—
Specialized pumps	87,062	72,116	66,893
Safety restraints	77,145	—	—
Engineered connectors	75,360	57,803	43,945
Power conditioning devices	67,187	58,683	57,917
Power, lighting and control	65,329	55,327	44,849
NiCad batteries/chargers	57,907	57,757	45,583
Audio systems	46,259	44,614	36,870
Lavatory hardware	46,190	38,280	27,753
Other	158,617	55,195	48,896

Total	$1,700,208	$1,206,021	$827,654

Trade Accounts Receivable—Trade accounts receivable consist of the following at September 30 (in thousands):

	2012	2011
Trade accounts receivable—gross	$240,743	$192,166
Allowance for uncollectible accounts	(4,960)	(2,873)

Trade accounts receivable—net	$235,783	$189,293

At September 30, 2012, approximately 9% of the Company’s trade accounts receivable was due from one customer. In addition, approximately 35% of the Company’s trade accounts receivable was due from entities that principally operate outside of the United States. Credit is extended based on an evaluation of each customer’s financial condition and collateral is generally not required.